STATEMENTS OF CASH FLOWS - USD ($)	2 Months Ended	3 Months Ended			12 Months Ended
	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities:
Net income (loss)		$ (8,575,000)	$ (12,870,000)		$ (73,845,000)	$ (54,344,000)
Changes in operating assets and liabilities:
Accrued expenses		271,000	(2,000)		134,000	(688,000)
Net cash used in operating activities		(6,120,000)	(6,103,000)		(30,162,000)	(37,210,000)
Cash Flows from Investing Activities:
Net cash used in investing activities		(487,000)	(172,000)		1,326,000	(1,877,000)
Cash Flows from Financing Activities:
Net cash provided by financing activities		3,302,000	(205,000)		7,300,000	(816,000)
Net Change in Cash		(3,439,000)	(6,516,000)		(21,649,000)	(40,118,000)
Cash - Beginning of period		29,772,000	51,421,000		51,421,000
Cash - End of period	$ 51,421,000	26,333,000	44,905,000	$ 51,421,000	29,772,000	$ 51,421,000
Cartesian Growth Corporation III
Cash Flows from Operating Activities:
Net income (loss)	(42,620)	1,680,417	(20,449)		6,219,069
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Payment of operation costs through promissory note	35,814		20,449		20,450
Formation costs paid through issuance of Class B ordinary shares	6,806
Interest earned on marketable securities held in Trust Account		(2,491,718)			(7,377,276)
Changes in operating assets and liabilities:
Prepaid insurance					(112,307)
Prepaid expenses		2,836			23,131
Long term prepaid insurance		28,076			(37,435)
Accrued expenses		552,436			759,869
Net cash used in operating activities		(227,953)			(504,499)
Cash Flows from Investing Activities:
Investment of cash in Trust Account					(276,000,000)
Net cash used in investing activities					(276,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid					271,200,000
Proceeds from sale of Private Placements Warrants					6,800,000
Repayment of advances from related party					(37,433)
Repayment of promissory note - related party					(250,000)
Payment of offering costs					(583,905)
Net cash provided by financing activities					277,128,662
Net Change in Cash		(227,953)			624,163
Cash - Beginning of period		624,163
Cash - End of period		396,210			624,163
Non-Cash investing and financing activities:
Prepaid services contributed by Sponsor through promissory note - related party				$ 11,326
Remeasurement of Class A ordinary shares to redemption value		$ 2,491,718			29,096,766
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	12,790
Deferred costs included in accrued offering costs	242,872		273,763		371,503
Deferred offering costs paid through promissory note - related party	5,812		165,299		176,598
Deferred offering costs applied to prepaid expense	$ 2,202		$ 3,202
Deferred underwriting fee payable					$ 13,140,000